Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued Expenses

9.           Accrued Expenses

Accrued expenses consist of the following as of December 31, 2020 and 2019:

	2020	2019
Professional fees	$1,623,286	$375,902
Compensation, including bonuses, fringe benefits, and payroll taxes	4,364,645	1,310,240
Current portion of operating lease liabilities	1,352,537	—
Commissions payable	197,371	—
Legal settlement	1,225,000	—
Total accrued expenses	$8,762,839	$1,686,142